PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT

Property, plant and equipment, net, consists of the following:

	March 31, 2022	September 30, 2021
	(Unaudited)
Buildings	$1,085,041	$1,065,736
Machinery, equipment and furniture	2,075,151	2,037,311
Motor Vehicles	226,014	222,679
Construction-in-progress (“CIP”) (1)	21,466,920	17,555,078
Subtotal	24,853,126	20,880,804
Less: accumulated depreciation	(1,783,935)	(1,652,162)
Property, plant and equipment, net	$23,069,191	$19,228,642

SCHEDULE OF FUTURE MINIMUM CAPITAL EXPENDITURES ON THE CONSTRUCTION-IN-PROGRESS

As of March 31, 2022, future minimum capital expenditures on the Company’s two CIP projects are estimated as follows:

Twelve months ending March 31,	Tongchuan CIP Project	Yumen CIP Project	Total
2023	$502,504	$536,015	$1,038,519
2024	-	-	-
2025	-	-	-
2026	718,891	252,243	971,134
Total	$1,221,395	$788,258	$2,009,653